REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
REVENUES
Schedule of disaggregation of revenue

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Service line
Sales of goods – third parties
– BEV lifestyle models	464,172	—	—
– Sports cars	183,160	828	369
– Others	9,394	335	—
	656,726	1,163	369
Sales of goods – related parties
– BEV lifestyle models	1,093	—	—
– Sports cars	951	—	—
– Others	1,388	23	—
	3,432	23	—
Subtotal	660,158	1,186	369
Services
– related parties	12,573	8,344	3,280
– third parties	6,277	27	38
Subtotal	18,850	8,371	3,318
Total revenues	679,008	9,557	3,687

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Chinese mainland	419,448	8,816	3,109
UK	83,827	437	439
Japan	26,390	—	—
Australia	20,335	—	—
Belgium	20,701	—	—
France	16,341	—	—
Italy	14,650	—	—
Germany	15,904	—	—
Netherlands	13,729	—	—
Others	47,683	304	139
Revenues	679,008	9,557	3,687

Schedule of contract liabilities

	As of December 31,
	2023	2022
	US$	US$
Current liabilities
– Contract liabilities – third parties	44,184	7,843
– Contract liabilities – related parties*	1	8
Non-current liabilities
– Contract liabilities – third parties	6,245	—
Contract liabilities, current and non-current	50,430	7,851

*This item is included in accrued expenses and other current liabilities — related parties in the consolidated balance sheets as of December 31, 2023 and 2022.